Actual Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
(Loss) earnings before income taxes	$ (604,813)	$ 362,677	$ (254,908)
Computed income tax (benefit) expense	(151,203)	90,669	(63,727)
Effect of tax rate differential	30,156	7,736	33,244
Change in tax rate	1,687	(743)	0
Non-deductible expenses
Share-based compensation	2,482	2,762	3,553
Others	47	77	39
50% additional deduction of R&D expense	(5,297)	(660)	(1,195)
Change in valuation allowance	174,269	4,621	1,251
Tax effect on transfer of equity interests within the Group	(44,332)	5,103	0
Withholding tax on capital payment	0	0	5,950
Withholding tax on undistributed earnings of PRC subsidiaries	(3,788)	3,788	0
Tax holiday	0	(44,561)	0
Others	120	(2,582)	(27)
Actual income tax (benefit) expense	$ 4,141	$ 66,210	$ (20,912)
Computed income tax (benefit) expense	25.00%	25.00%	25.00%
Effect of tax rate differential	(5.00%)	2.00%	(13.00%)
Change in tax rate	0.00%	0.00%	0.00%
Non-deductible expenses
Share-based compensation	(1.00%)	1.00%	(2.00%)
Others	0.00%	0.00%	0.00%
50% additional deduction of R&D expense	1.00%	0.00%	0.00%
Change in valuation allowance	(29.00%)	1.00%	0.00%
Tax effect on transfer of equity interests within the Group	7.00%	1.00%	0.00%
Withholding tax on capital payment	0.00%	0.00%	(2.00%)
Withholding tax on undistributed earnings of PRC subsidiaries	1.00%	1.00%	0.00%
Tax holiday	0.00%	(12.00%)	0.00%
Others	0.00%	(1.00%)	0.00%
Actual income tax (benefit) expense	(1.00%)	18.00%	8.00%